                                                           FILE NUMBER 028-06458

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2005

                        If amended report check here:[ ]

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of May, 2005.

                                        By: /s/ William M Lane
                                            ------------------------------------
                                            William M Lane, Vice President
                                            for The Torray Corporation

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March 31, 2005           Form 13F - The Torray Corporation

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
      Item 1               Item 2    Item 3      Item 4     Item 5            Item 6            Item 7           Item 8
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                                                                              Invest                        Voting Authority
                            Title    CUSIP    Fair Market    Total  --------------------------          --------------------------
Name of Issuer            of Class   Number      Value      Shares  (a)Sole (b)Shared (c)Other Managers (a)Sole    (b)Shared (c)None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories        Common  002824100    75,766,824  1,625,200    X                        All   1,625,200
AMBAC Financial Group,
 Inc.                      Common  023139108    39,072,000  1,760,000    X                        All   1,760,000
American Express Company   Common  025816109    67,826,070  2,598,700    X                        All   2,598,700
American International
 Group, Inc.               Common  026874107    99,776,300  1,334,800    X                        All   1,334,800
Amgen Inc.                 Common  031162100    77,897,468  1,516,400    X                        All   1,516,400
Anheuser-Busch Co., Inc.   Common  035229103    44,195,016  797,600      X                        All     797,600
Automatic Data
 Processing, Inc.          Common  053015103   105,878,169  1,818,900    X                        All   1,818,900
Bank of America
 Corporation               Common  060505104    36,551,907    771,300    X                        All     771,300
CarrAmerica Realty
 Corporation               Common  144418100    65,177,500  1,450,000    X                        All   1,450,000
Clear Channel
 Communications, Inc.      Common  184502102    16,008,300    363,000    X                        All     363,000
Danaher Corporation        Common  235851102   104,853,780  1,879,100    X                        All   1,879,100
The Walt Disney Company    Common  254687106    19,135,075    606,500    X                        All     606,500
Eastman Kodak Company      Common  277461109    46,176,012  1,339,600    X                        All   1,339,600
Echostar Communications
 Corporation               Common  278762109    44,517,235    833,500    X                        All     833,500
Emerson Electric Company   Common  291011104    65,266,005  2,005,100    X                        All   2,005,100
Fairfax Financial
 Holdings                  Common  303901102    29,486,925  1,008,100    X                        All   1,008,100
First Data Corporation     Common  319963104    54,755,469    843,300    X                        All     843,300
Franklin Resources Inc.    Common  354613101    62,580,700    418,600    X                        All     418,600
Gannett Co., Inc.          Common  364730101   112,395,152  2,859,200    X                        All   2,859,200
General Dynamics
 Corporation               Common  369550108   123,666,110  1,801,400    X                        All   1,801,400
General Electric Company   Common  369604103    17,168,268    217,100    X                        All     217,100
Honeywell International
 Inc.                      Common  438516106    68,651,165    641,300    X                        All     641,300
Illinois Tool Works Inc.   Common  452308109    66,555,942  1,845,700    X                        All   1,845,700
Intel Corporation          Common  458140100    62,747,223  1,686,300    X                        All   1,686,300
Johnson & Johnson          Common  478160104   108,125,381  1,207,700    X                        All   1,207,700
LaBranche & Co. Inc.       Common  505447102    74,340,646  3,200,200    X                        All   3,200,200
Markel Corporation         Common  570535104    62,243,888    926,800    X                        All     926,800
Medtronic, Inc.            Common  585055106    38,934,480  1,125,274    X                        All   1,125,274
O'Reilly Automotive,
 Inc.                      Common  686091109    27,836,760  2,993,200    X                        All   2,993,200
Pengrowth Energy Trust "A" Common  706902301    94,347,619    273,305    X                        All     273,305
Pfizer Inc.                Common  717081103    70,662,555  1,386,900    X                        All   1,386,900
Sierra Pacific Resources   Common  826428104    70,144,386  1,416,200    X                        All   1,416,200
Tribune Company            Common  896047107     3,000,000    150,000    X                        All     150,000
United Technologies
 Corporation               Common  913017109    32,674,626  1,243,800    X                        All   1,243,800
Univision
 Communications, Inc.      Common  914906102    12,731,006    537,400    X                        All     537,400
Agilent Technologies       Common  00846U101    20,872,200  1,941,600    X                        All   1,941,600
Allied Capital
 Corporation               Common  01903Q108    68,893,050  4,777,604    X                        All   4,777,604
Cardinal Health Inc.       Common  14149Y108    78,818,834    716,600    X                        All     716,600
The DIRECTV Group, Inc.    Common  25459L106    92,605,409  3,223,300    X                        All   3,223,300
The Goldman Sachs Group,
 Inc.                      Common  38141G104    45,332,190  1,137,000    X                        All   1,137,000
JPMorgan Chase & Co.       Common  46625H100    61,555,130    605,500    X                        All     605,500
SBC Communications, Inc.   Common  78387G103   120,883,464  4,365,600    X                        All   4,365,600
                                             -------------
                                             2,590,106,239
                                             =============
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